Acquisitions - Schedule of deferred consideration liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance	$ 43,652	$ 61,300
Deferred consideration recognized on acquisition	1,218	12,553
Interest expense on deferred consideration	5,913	9,710
Effect of exchange rate differences	82
Reversal of interest expense on deferred consideration	(11)
Change in fair value on deferred consideration paid	(796)	(2,637)
Post-closing purchase price adjustment	(3,740)
Payments of deferred consideration	(11,250)	(37,274)
Total deferred consideration liability, ending balance	35,068	43,652
Deferred consideration, total	35,068	43,652
Deferred consideration liability - current	(33,068)	(22,342)
Deferred consideration liability, noncurrent	2,000	21,310
Deseret
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance	0	0
Deferred consideration recognized on acquisition	0	12,553
Interest expense on deferred consideration	0	0
Effect of exchange rate differences	0
Reversal of interest expense on deferred consideration	0
Change in fair value on deferred consideration paid	0	(2,637)
Post-closing purchase price adjustment	0
Payments of deferred consideration	0	(9,916)
Total deferred consideration liability, ending balance	0	0
Deferred consideration, total	0	0
Deferred consideration liability - current	0
Deferred consideration liability, noncurrent	0
Tryke
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance	41,652	59,300
Deferred consideration recognized on acquisition	0	0
Interest expense on deferred consideration	5,913	9,710
Effect of exchange rate differences	0
Reversal of interest expense on deferred consideration	(11)
Change in fair value on deferred consideration paid	0	0
Post-closing purchase price adjustment	(3,740)
Payments of deferred consideration	(11,250)	(27,358)
Total deferred consideration liability, ending balance	32,564	41,652
Deferred consideration, total	32,564	41,652
Deferred consideration liability - current	(32,564)
Deferred consideration liability, noncurrent	0
Deferred consideration, anniversary payment amount	$ 21,200	25,000
Deferred consideration, implied interest rate	10.00%
NRPC Management, LLC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance	$ 2,000	2,000
Deferred consideration recognized on acquisition	0	0
Interest expense on deferred consideration	0	0
Effect of exchange rate differences	0
Reversal of interest expense on deferred consideration	0
Change in fair value on deferred consideration paid	0	0
Post-closing purchase price adjustment	0
Payments of deferred consideration	0	0
Total deferred consideration liability, ending balance	2,000	2,000
Deferred consideration, total	2,000	2,000
Deferred consideration liability - current	0
Deferred consideration liability, noncurrent	2,000
Curaleaf Poland S.A.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance	0	0
Deferred consideration recognized on acquisition	1,218	0
Interest expense on deferred consideration	0	0
Effect of exchange rate differences	82
Reversal of interest expense on deferred consideration	0
Change in fair value on deferred consideration paid	(796)	0
Post-closing purchase price adjustment	0
Payments of deferred consideration	0	0
Total deferred consideration liability, ending balance	504	0
Deferred consideration, total	504	$ 0
Deferred consideration liability - current	(504)
Deferred consideration liability, noncurrent	$ 0